PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) windPortfolio MW	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 43,992	$ 40,714
Additions	1,153	544
Transfer from construction work-in-progress	564	177
Disposals	(1,208)	(160)
Acquisitions through business combinations	2,322	661
Items recognized through OCI:
Change in fair value	4,429	4,113
Foreign exchange	(1,487)	(615)
Items recognized through net income:
Change in fair value	(59)	(75)
Depreciation	(1,501)	(1,367)
Ending balance	48,205	43,992
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	598	341
Additions	1,132	424
Transfer to property, plant and equipment	(564)	(177)
Acquisitions through business combinations	44
Disposals	(104)
Items recognized through OCI:
Change in fair value	144	(1)
Foreign exchange	(23)	11
Construction in progress, ending balance	1,227	598
Total property, plant and equipment, at fair value	$ 49,432	44,590
189 MW Operating Hydroelectric Assets in Colombia
Items recognized through OCI:
Economic interest held	24.00%
189 MW Operating Hydroelectric Assets in Colombia | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Acquisitions through asset acquisitions	$ 536
Wind power capacity, generation facilities (in MW) | MW	189
312 MW Operating Wind Portfolios in China | Bottom of range
Items recognized through OCI:
Economic interest held	14.00%
312 MW Operating Wind Portfolios in China | Top of range
Items recognized through OCI:
Economic interest held	25.00%
312 MW Operating Wind Portfolios in China | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Acquisitions through asset acquisitions	$ 495
Wind power capacity, generation facilities (in MW) | MW	312
Number of wind generation facilities | windPortfolio	2
12 MW Operating Solar Asset in Europe
Items recognized through OCI:
Economic interest held	64.00%
12 MW Operating Solar Asset in Europe | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Acquisitions through asset acquisitions	$ 94
Solar power capacity | MW	12
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 28,206	25,797
Additions	576	313
Transfer from construction work-in-progress	118	139
Disposals	0	0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	4,306	3,152
Foreign exchange	(1,133)	(693)
Items recognized through net income:
Change in fair value	(13)	12
Depreciation	(547)	(514)
Ending balance	31,513	28,206
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	212	218
Additions	194	161
Transfer to property, plant and equipment	(118)	(139)
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Change in fair value	0	(13)
Foreign exchange	(10)	(15)
Construction in progress, ending balance	278	212
Total property, plant and equipment, at fair value	31,791	28,418
Right-of-use assets, not subject to revaluation	69	74
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,797	9,183
Additions	490	88
Transfer from construction work-in-progress	187	37
Disposals	(1,208)	(160)
Acquisitions through business combinations	1,643	0
Items recognized through OCI:
Change in fair value	(51)	409
Foreign exchange	(124)	(185)
Items recognized through net income:
Change in fair value	(19)	(25)
Depreciation	(600)	(550)
Ending balance	9,115	8,797
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	213	117
Additions	357	103
Transfer to property, plant and equipment	(187)	(37)
Acquisitions through business combinations	0
Disposals	(104)
Items recognized through OCI:
Change in fair value	17	12
Foreign exchange	(1)	18
Construction in progress, ending balance	295	213
Total property, plant and equipment, at fair value	9,410	9,010
Right-of-use assets, not subject to revaluation	174	185
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,840	5,501
Additions	78	142
Transfer from construction work-in-progress	258	0
Disposals	0	0
Acquisitions through business combinations	679	661
Items recognized through OCI:
Change in fair value	101	573
Foreign exchange	(221)	307
Items recognized through net income:
Change in fair value	(3)	(54)
Depreciation	(343)	(290)
Ending balance	7,389	6,840
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	172	4
Additions	575	160
Transfer to property, plant and equipment	(258)	0
Acquisitions through business combinations	44
Disposals	0
Items recognized through OCI:
Change in fair value	127	0
Foreign exchange	(11)	8
Construction in progress, ending balance	649	172
Total property, plant and equipment, at fair value	8,038	7,012
Right-of-use assets, not subject to revaluation	186	152
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	149	233
Additions	9	1
Transfer from construction work-in-progress	1	1
Disposals	0	0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	73	(21)
Foreign exchange	(9)	(44)
Items recognized through net income:
Change in fair value	(24)	(8)
Depreciation	(11)	(13)
Ending balance	188	149
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1	2
Additions	6	0
Transfer to property, plant and equipment	(1)	(1)
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(1)	0
Construction in progress, ending balance	5	1
Total property, plant and equipment, at fair value	193	150
Right-of-use assets, not subject to revaluation	$ 2	$ 3